Note 20 - Financial Instruments - Fair Value of Assets and Liabilities (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Total		$ 11,889
Total	$ 13,457
Fair Value, Inputs, Level 1 [Member]
Total		0
Total	0
Fair Value, Inputs, Level 2 [Member]
Total		11,889
Total	13,457
Fair Value, Inputs, Level 3 [Member]
Total		0
Total	0
Foreign Exchange Forward [Member]
Interest rate -liability position		(1,369)
Interest rate -asset position	1,691
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position		0
Interest rate -asset position	0
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position		(1,369)
Interest rate -asset position	1,691
Foreign Exchange Forward [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position		0
Interest rate -asset position	0
Interest Rate Swap [Member]
Interest rate -liability position	(157)
Interest rate -asset position	13,842	20,530
Interest Rate Swap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0
Interest rate -asset position	0	0
Interest Rate Swap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(157)
Interest rate -asset position	13,842	20,530
Interest Rate Swap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	0
Interest rate -asset position	0	0
Foreign Exchange Option [Member]
Interest rate -liability position	(2,994)
Foreign Exchange Option [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0
Foreign Exchange Option [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(2,994)
Foreign Exchange Option [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	0
Interest Rate Cap [Member]
Interest rate -asset position	5,760	11,115
Interest Rate Cap [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -asset position	0	0
Interest Rate Cap [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -asset position	5,760	11,115
Interest Rate Cap [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -asset position	0	0
Cross Currency Interest Rate Contract [Member]
Interest rate -liability position	(4,685)	(18,387)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 1 [Member]
Interest rate -liability position	0	0
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 2 [Member]
Interest rate -liability position	(4,685)	(18,387)
Cross Currency Interest Rate Contract [Member] | Fair Value, Inputs, Level 3 [Member]
Interest rate -liability position	$ 0	$ 0